Related party transactions (Detail Textuals)	1 Months Ended		12 Months Ended
	Oct. 31, 2009 USD ($)	Oct. 31, 2009 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 155,418	$ 799,142	$ 1,012,789
Forasen Group Co., Ltd
Related Party Transaction [Line Items]
Monthly rent	$ 3,427	¥ 22,400
Terms of lease	10 years	10 years
Forasen Group Co., Ltd | Total sales
Related Party Transaction [Line Items]
Revenue from Related Parties			$ 155,418	$ 799,142	$ 1,012,789
Concentration risk, percentage			1.00%	3.00%	5.00%